UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atlantic Investment Management, Inc.

Address:   666 Fifth Avenue, 34th Floor
           New York, NY 10103


Form 13F File Number: 028-06437


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander J. Roepers
Title:  President
Phone:  212-484-5050

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander J. Roepers           New York, NY                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      783,179
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BLOCK H & R INC            COM            093671105    5,340    300,000 SH       SOLE                   300,000      0    0
CHINA SEC & SURVE TECH INC COM            16942J105    3,076    400,000 SH       SOLE                   400,000      0    0
CROWN HOLDINGS INC         COM            228368106   18,872    700,000 SH       SOLE                   700,000      0    0
DEL MONTE FOODS CO         COM            24522P103   87,600  6,000,000 SH       SOLE                 6,000,000      0    0
DRESSER-RAND GROUP INC     COM            261608103   12,568    400,000 SH       SOLE                   400,000      0    0
ENERGIZER HLDGS INC        COM            29266R108  150,624  2,400,000 SH       SOLE                 2,400,000      0    0
F M C CORP                 COM NEW        302491303  121,080  2,000,000 SH       SOLE                 2,000,000      0    0
GAMESTOP CORP NEW          CL A           36467W109    7,669    350,000 SH       SOLE                   350,000      0    0
GENERAL CABLE CORP DEL NEW COM            369300108    8,100    300,000 SH       SOLE                   300,000      0    0
HARBIN ELECTRIC INC        COM            41145W109      548     25,400 SH       SOLE                    25,400      0    0
ITT CORP NEW               COM            450911102   20,104    375,000 SH       SOLE                   375,000      0    0
NEWELL RUBBERMAID INC      COM            651229106   20,064  1,320,000 SH       SOLE                 1,320,000      0    0
OWENS ILL INC              COM NEW        690768403  161,707  4,550,000 SH       SOLE                 4,550,000      0    0
ROCK-TENN CO               CL A           772739207   10,025    220,000 SH       SOLE                   220,000      0    0
SCOTTS MIRACLE GRO CO      CL A           810186106   18,540    400,000 SH       SOLE                   400,000      0    0
XEROX CORP                 COM            984121103  136,500 14,000,002 SH       SOLE                14,000,002      0    0
ZHONGPIN INC               COM            98952K107      762     60,000 SH       SOLE                    60,000      0    0


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